Related Party Transactions (Details Narrative) $ / shares in Units, £ in Thousands										1 Months Ended		2 Months Ended			3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 22, 2023 shares	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Nov. 04, 2022 shares	Feb. 10, 2022 USD ($)	Jan. 26, 2022 shares	Jan. 26, 2022 shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2021 USD ($) shares		Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Nov. 30, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 GBP (£)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Related Party Transaction [Line Items]
Convertible notes payable aggregate principal																													$ 400,000	£ 300			$ 67,000	£ 50	$ 500,000	£ 400
Ordinary shares issued | shares													1,000											2,000	1,000
Ordinary shares converted | shares				1,000
Sale of Private Placement Units, net of offering costs		$ 3,900,000	£ 3,250												$ 19,779,000						$ 19,779,000
Principal amount																															$ 3,300,000	£ 3,000						$ 1,400,000	£ 1,000
Notes payable, current															177,000						177,000
Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Sale of Private Placement Units, net of offering costs													$ 25,000	[1],[2]				$ 7,520,350						7,520,350
Stock surrendered and forfeited during period shares | shares																			11,037,272
Principal amount																																					$ 300,000
Notes payable, current													177,057			$ 750,000			$ 750,000						$ 177,057
Sponsor fees					$ 1,500,000
Monthly payment for office space																			10,000					10,000
Administration fee related party																$ 30,000	$ 30,000		$ 60,000	$ 50,000				110,000
Notes payable converted																								$ 1,500,000
Conversion price | $ / shares																$ 10.00			$ 10.00					$ 10.00
Working capital loans													$ 0											$ 0	$ 0
Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares issued | shares													3,306,250			3,306,250			3,306,250					3,306,250	3,306,250
Common Class A [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares issued | shares													0			754,000			754,000					754,000	0
Sale of stock price per share | $ / shares								$ 12.00	$ 12.00
Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate principal										$ 400,000	$ 400,000	$ 400,000															£ 300	£ 300	$ 400,000	£ 300
Bearer interest										5.00%	5.00%	5.00%
Conversion price										20.00%	20.00%	20.00%
CEO of Corvus [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate principal										$ 500,000		$ 500,000															£ 400
Sponsor [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares						1,006,250,000
Sponsor [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares						1,006,250
Stock issued during period on hold | shares						3,306,250	3,306,250
Sponsor [Member] | Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares converted | shares	3,306,250
Sale of private placement units, net of offering costs | shares								4,312,500	4,312,500
Sale of Private Placement Units, net of offering costs								$ 25,000	$ 25,000
Corvus Capital Limited [Member]
Related Party Transaction [Line Items]
Ordinary shares subscribed | shares	1,000												775											1,000	775
Cash contribution															200,000
Ordinary shares issued | shares				1,000
Ordinary shares converted | shares																							775
Sale of private placement units, net of offering costs | shares				1,000
Corvus Capital Limited [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Advisory fees																									$ 1,600,000	£ 1,300
Corvus Capital Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees payable													$ 400,000											$ 400,000	400,000
Corvus Capital Limited [Member] | Chief Executive Officers Family [Member]
Related Party Transaction [Line Items]
Other Labor-related Expenses																						$ 33,000
Corvus Capital Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Advisory fees																					800,000			600,000	700,000
Corvus Capital Limited [Member] | Accrued Expenses and Other Current Liabilities [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees paid																					900,000	$ 200,000		400,000	400,000
St George Street Capital [Member]
Related Party Transaction [Line Items]
Ordinary shares held															$ 147						$ 147			225
Capital													$ 100,000											$ 300,000	$ 100,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).